CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - 3 months ended Dec. 31, 2018 - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series E Convertible Preferred Stock [Member]	Common Stock [Member]	Additional paid-in capital [Member]	Subscription Receivable [Member]	Accumulated deficit [Member]	Total
Balance at Sep. 30, 2018	$ 5		$ 45	$ 7	$ 30	$ 2,039	$ 14,854,301		$ (16,044,512)	$ (1,188,085)
Balance, shares at Sep. 30, 2018	512,996		4,433,375	670,904	3,000,000	203,899,190
Common Stock issued for cash						$ 33	99,967	(25,000)		75,000
Common Stock issued for cash, shares						3,333,334
Net (loss)									(111,160)	(111,160)
Balance at Dec. 31, 2018	$ 5		$ 45	$ 7	$ 30	$ 2,072	$ 14,954,268	$ (25,000)	$ (16,155,672)	$ (1,224,245)
Balance, shares at Dec. 31, 2018	512,996		4,333,375	670,904	3,000,000	207,232,524